Sale and Leaseback (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Sale and Leaseback
Finance lease liability, current portion	$ 6,485	$ 6,302
Finance lease liability, non-current portion	203,355	207,126
Total	$ 209,840	$ 213,428